N-2 - shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000825202
Amendment Flag		true
Amendment Description		The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2022, originally filed with the Securities and Exchange Commission on March 4, 2022 (Accession Number 0001193125-22-065958). The purpose of this amendment is to (i) provide or revise certain required performance tables; (ii) add required disclosure regarding past performance results; (iii) provide the results of certain past Fund shareholders' meetings; (iv) add Section 19(a) distribution information; and (v) update the time periods in Item 11 (Controls and Procedures) and certifications (Items 13(a)(2) and 13(b)). Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Document Type		N-CSR/A
Entity Registrant Name		SPROTT FOCUS TRUST, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
The Fund’s primary investment goal is long-term capital growth.
The Fund normally invests at least 65% of its assets in equity securities. The Sub-Adviser uses a value approach to invest the Fund’s assets in a limited number of domestic and foreign companies. While the Fund is not restricted as to stock market capitalization, the Sub-Adviser focuses the Fund’s investments primarily in small-cap companies (companies with stock market capitalizations between $500 million and $2.5 billion) and micro-cap companies (companies with stock market capitalizations below $500 million) with significant business activities in the United States. Stock market capitalization is calculated by multiplying the total number of common shares issued and outstanding by the per share market price of the common stock.
The Fund may invest up to 35% of its assets in direct obligations of the U.S. Government or its agencies and in the non-convertible preferred stocks and debt securities of domestic and foreign companies.
The Sub-Adviser invests the Fund’s assets primarily in a limited number of companies selected using a value approach. While it does not limit the stock market capitalizations of the companies in which the Fund may invest, the Sub-Adviser has historically focused on small-cap and micro-cap equity securities.
The Sub-Adviser uses a value method in managing the Fund’s assets. In selecting equity securities for the Fund, the Sub-Adviser evaluates the quality of a company’s balance sheet, the level of its cash flows and various measures of a company’s profitability. The Sub-Adviser then uses these factors to assess the company’s current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition.
The Sub-Adviser invests in the equity securities of companies that are trading significantly below its estimate of the company’s “current worth” in an attempt to reduce the risk of overpaying for such companies. The Sub-Adviser’s value approach strives to reduce some of the other risks of investing in small-cap companies (for the Fund’s portfolio taken as a whole) by evaluating various other risk factors. The Sub-Adviser attempts to lessen financial risk by buying companies with strong balance sheets. While no assurance can be given that this risk-averse value approach will be successful, the Sub-Adviser believes that it can reduce some of the risks of investing in the securities of small-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. Although the Sub-Adviser’s approach to security selection seeks to reduce downside risk to the Fund’s portfolio, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Risk Factors [Table Text Block]
Principal Risks
Equity Securities Risk.
The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Fixed Income Securities.
Up to 35% of the Fund’s assets may be invested in direct obligations of the U.S. Government or its agencies and in non-convertible preferred stocks and debt securities of various domestic and foreign issuers, including up to 5% of its assets in below investment-grade debt securities, also known as high-yield/high-risk securities. There are no limits on the maturity or duration of the fixed income securities in which the Fund may invest.
Two of the main risks of investing in fixed income securities are credit risk and interest rate risk. Below investment-grade debt securities are primarily speculative and may entail substantial risk of loss of principal and non-payment of interest, but may also produce above-average returns for the Fund. Debt securities rated C or D may be in default as to the payment of interest or repayment of principal. As of the date of the financial statements, interest rates are near historical lows, which makes it more likely that they will increase in the future, which could, in turn, result in a decline in the market value of the fixed income securities held by the Fund.
Foreign Investments.
The Fund invests a portion of its assets in securities of foreign issuers. In most instances, investments will be made in companies principally based, or whose securities are traded in, the United States or the other developed countries of North America, Europe, Asia, Australia and New Zealand and not in emerging markets countries.
Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may be less liquid and may be subject to greater price volatility than domestic securities. Foreign investments also may be subject to local economic and political risks which might adversely affect the Fund’s ability to realize on its investment in such securities. No assurance can be given that the Sub-Adviser will be able to anticipate these potential events or counter their effects.
The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of the foreign securities it purchases, and its foreign investments may be adversely affected by changes in foreign currency rates. Consequently, the risks associated with such investments may be greater than if the Fund did engage in foreign currency transactions for hedging purposes.
Income earned or
received
by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.
Limited Number of Portfolio Holdings.
The Fund generally invests a significant portion of its assets in a limited number of stocks, which may involve considerably more risk than a broadly diversified portfolio because a decline in the value of any one of these stocks would cause the Fund’s overall value to decline to a greater degree.
Sector Risk.
To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or materials sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Securities Lending.
The Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a global securities lending program organized and monitored by the Fund’s custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in the Sub-Adviser’s judgment, the consideration to be earned from such loans would justify the risk.
Share Price Discount.
The Fund is a closed-end registered investment company whose shares of common stock may trade at a discount to their net asset value. Shares of the Fund’s common stock are also subject to the market risks of investing in the underlying portfolio securities held by the Fund.
Small/Mid-Cap Companies.
The Fund normally invests primarily in small/mid cap companies, which may involve considerably more risk than investing in larger-cap companies. Investments in securities of micro-cap, small-cap a nd
/or mid-cap companies may involve considerably more risk than investments in s ecuritie
s of larger-cap companies.

Warrants, Rights or Options.
The Fund may invest up to 5% of its assets in warrants, rights or options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest in the underlying security. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, market prices of warrants, rights or call options do not necessarily move parallel to the market prices of the underlying securities; market prices of put options tend to move inversely to the market prices of the underlying securities.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk.
The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Securities.
Up to 35% of the Fund’s assets may be invested in direct obligations of the U.S. Government or its agencies and in non-convertible preferred stocks and debt securities of various domestic and foreign issuers, including up to 5% of its assets in below investment-grade debt securities, also known as high-yield/high-risk securities. There are no limits on the maturity or duration of the fixed income securities in which the Fund may invest.
Two of the main risks of investing in fixed income securities are credit risk and interest rate risk. Below investment-grade debt securities are primarily speculative and may entail substantial risk of loss of principal and non-payment of interest, but may also produce above-average returns for the Fund. Debt securities rated C or D may be in default as to the payment of interest or repayment of principal. As of the date of the financial statements, interest rates are near historical lows, which makes it more likely that they will increase in the future, which could, in turn, result in a decline in the market value of the fixed income securities held by the Fund.

Foreign Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investments.
The Fund invests a portion of its assets in securities of foreign issuers. In most instances, investments will be made in companies principally based, or whose securities are traded in, the United States or the other developed countries of North America, Europe, Asia, Australia and New Zealand and not in emerging markets countries.
Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may be less liquid and may be subject to greater price volatility than domestic securities. Foreign investments also may be subject to local economic and political risks which might adversely affect the Fund’s ability to realize on its investment in such securities. No assurance can be given that the Sub-Adviser will be able to anticipate these potential events or counter their effects.
The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of the foreign securities it purchases, and its foreign investments may be adversely affected by changes in foreign currency rates. Consequently, the risks associated with such investments may be greater than if the Fund did engage in foreign currency transactions for hedging purposes.
Income earned or
received
by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Limited Number of Portfolio Holdings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Number of Portfolio Holdings.
The Fund generally invests a significant portion of its assets in a limited number of stocks, which may involve considerably more risk than a broadly diversified portfolio because a decline in the value of any one of these stocks would cause the Fund’s overall value to decline to a greater degree.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk.
To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or materials sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Securities Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending.
The Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a global securities lending program organized and monitored by the Fund’s custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in the Sub-Adviser’s judgment, the consideration to be earned from such loans would justify the risk.

Share Price Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Share Price Discount.
The Fund is a closed-end registered investment company whose shares of common stock may trade at a discount to their net asset value. Shares of the Fund’s common stock are also subject to the market risks of investing in the underlying portfolio securities held by the Fund.

Small/Mid-Cap Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small/Mid-Cap Companies.
The Fund normally invests primarily in small/mid cap companies, which may involve considerably more risk than investing in larger-cap companies. Investments in securities of micro-cap, small-cap a nd
/or mid-cap companies may involve considerably more risk than investments in s ecuritie
s of larger-cap companies.

Warrants, Rights or Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants, Rights or Options.
The Fund may invest up to 5% of its assets in warrants, rights or options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest in the underlying security. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, market prices of warrants, rights or call options do not necessarily move parallel to the market prices of the underlying securities; market prices of put options tend to move inversely to the market prices of the underlying securities.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	150,000,000
Outstanding Security, Held [Shares]	29,940,765